Intangible assets, at cost, less accumulated amortization (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets, at cost, less accumulated amortization [Abstract]
Schedule Of Acquired Finite-Lived Intangible Assets
Acquired intangible assets

	December 31, 2013
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Franchise agreement	$857	0.3 yrs	$(815)	$42
Brand name	274	0.3 yrs	(258)	16
Customer relations	6,562	10 yrs	(486)	6,076
Licenses	147	4.6 yrs	(78)	69

Total	$7,840		$(1,637)	$6,203

	December 31, 2012
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Franchise agreement	$857	1.3 yrs	$(689)	$168
Brand name	274	1.3 yrs	(208)	66
Customer relations	408	4.1 yrs	(253)	155
Licenses	147	5.6 yrs	(64)	83

Total	$1,686		$(1,214)	$472

Schedule Of Expected Intangible Assets Amortization Expense	The expected intangible assets amortization expenses for each of the next five years and thereafter is as follows:
2014	$686
2015	621
2016	621
2017	621
2018 and thereafter	3,654
$6,203